Annual Total Returns - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Equity Income Fund - Class A
Bar Chart Table:
Annual Return 2013	27.48%
Annual Return 2014	8.40%
Annual Return 2015	(4.42%)
Annual Return 2016	17.57%
Annual Return 2017	12.30%
Annual Return 2018	(10.41%)
Annual Return 2019	27.18%
Annual Return 2020	1.22%
Annual Return 2021	22.06%
Annual Return 2022	(1.36%)